Note 5 - Accounts and Grants Receivable (Tables)	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	March 31, 201 9	December 31, 20 18
Trade receivable	$952,443	$913,458
Government grants receivable	55,000	-
	$1,007,443	$913,458